FINANCIAL ASSETS AND LIABILITIES - Summary of movement of leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Movement Of Leases [Line Items]
Beginning balance	R$ 3,532,158	R$ 3,267,678
Business Combination		174,229
Additions	1,923,138	224,714
Write-offs	(15,329)	(116,157)
Interest	458,507	377,449
Repayment of principal	(490,012)	(400,248)
Payment of interest	(236,948)	(211,611)
Monetary adjustment	104,280	221,077
Transfer between liabilities		(4,973)
Ending balance	5,275,794	3,532,158
Current	733,063
Non-current	4,542,731
Total	R$ 5,275,794	R$ 3,532,158